Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	0	182,772,372	15,907,207
Shares Issued	0	182,772,372	14,015,773
Shares Outstanding	0	182,772,372	14,015,773
Carrying Value		$ 139,576	$ 40,095
Aggregate Liquidation Preference		$ 139,338
Series Seed [Member]
Temporary Equity [Line Items]
Issue Price Per Share		$ 1.01
Shares Authorized		1,010,456
Shares Issued		1,010,456
Shares Outstanding		1,010,456
Carrying Value		$ 1,789
Aggregate Liquidation Preference		$ 1,020
Series Seed-1 [Member]
Temporary Equity [Line Items]
Issue Price Per Share		$ 1.92
Shares Authorized		1,787,640
Shares Issued		1,787,640
Shares Outstanding		1,787,640
Carrying Value		$ 3,718
Aggregate Liquidation Preference		$ 3,430
Series A [Member]
Temporary Equity [Line Items]
Issue Price Per Share		$ 2.15
Shares Authorized		6,120,111
Shares Issued		6,120,111
Shares Outstanding		6,120,111
Carrying Value		$ 12,851
Aggregate Liquidation Preference		$ 13,136
Series B [Member]
Temporary Equity [Line Items]
Issue Price Per Share		$ 4.29
Shares Authorized		5,097,566
Shares Issued		5,097,566
Shares Outstanding		5,097,566
Carrying Value		$ 21,737
Aggregate Liquidation Preference		$ 21,882
Series C [Member]
Temporary Equity [Line Items]
Issue Price Per Share		$ 0.59
Shares Authorized		168,756,599
Shares Issued		168,756,599
Shares Outstanding		168,756,599
Carrying Value		$ 99,481
Aggregate Liquidation Preference		$ 99,870